Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2015
Stock Option Plans and Warrants to Purchase Common Stock [Abstract]
Stock Option Plans and Warrants to Purchase Common Stock

Note 8. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 2005 Equity Incentive Plan was replaced by the 2015 Equity Incentive Plan (“2015 Plan”), approved in June 2015, and is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,

2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,

3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and

4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Equity Incentive Plan (“2005 Plan”) also was divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be issued common stock or granted options to purchase shares of common stock,

2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,

3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and

4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

In addition, under the 2005 Plan, the Board may elect to pay certain consultants, directors, and employees in common stock. The 2005 Plan was amended in September 2007 to increase the number of options available under the plan to 1,000,000, in 2010 to increase the number of shares under the plan to 1,750,000 and again in 2013 to increase the number shares available under the plan to 3,000,000. The 2015 Plan was approved in June 2015 with 3,000,000 shares available under the plan.

The table below accounts only for transactions occurring as part of the 2015 Plan.

	December 31,
	2015	2014
Shares available for grant at plan approval	3,000,000	-
Options granted	(477,000)	-

Shares available for grant at end of year	2,523,000	-

The total option activity for the amended 2005 Plan and the 2015 Plan for the years ended December 31, 2015 and 2014 was as follows:

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2013	2,051,511	$2.63
Granted	637,495	1.79
Exercised	(36,672)	0.77
Forfeited	(164,055)	3.13
Balance at December 31, 2014	2,488,279	$2.40
Granted	605,340	1.19
Exercised	(33,125)	0.58
Forfeited	(291,882)	3.13
Balance at December 31, 2015	2,768,612	$2.13

As of December 31, 2015, there were 2,082,199 options exercisable with a weighted average exercise price of $2.33, a weighted average remaining contractual term of 7.28 years and an intrinsic value of $256,347. The intrinsic value of options exercised during the years ended December 31, 2015 and 2014 was $18,181 and $47,241, respectively. As of December 31, 2015, there were 2,768,612 options outstanding and expected to vest with a weighted average exercise price of $2.13, weighted average remaining term of 7.28 years and an intrinsic value of $257,369. The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day on December 31, 2015 and the exercise price, multiplied by the number of in-the-money options) what would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount changes based on the fair market value of our common stock.

The Company awarded 605,340 and 637,495 stock options to new employees and existing Board members during the years ended 2015 and 2014, respectively. During the year ended 2015, under the 2005 Equity Incentive Plan, 29,000 option grants were issued to employees and 99,340 option grants were issued to Board members, and under the 2015 Equity Incentive Plan 477,000 option grants were issued to employees.

The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2015 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	8.03	2,170,838	1,484,425
$2.26-$4.10	5.36	174,774	174,774
$4.64-$9.40	3.22	423,000	423,000
Total	7.28	2,768,612	2,082,199

The Company’s share-based compensation expense for the years ended December 31, 2015 and 2014 was recognized as follows:

Share-based Compensation	2015	2014
Research and Development	$260,204	$308,847
General and Administrative	394,277	411,303
Total	$654,481	$720,150

At December 31, 2015, the total compensation cost for stock options not yet recognized was approximately $773,197 and will be expensed over the next three years.

Warrants to Purchase Common Stock

Warrant activity for the years ended December 31, 2015 and 2014 was as follows:

	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2013	8,156,526	$2.17
Granted	1,169,318	1.48
Exercised	(586,081)	1.65
Expired	(1,470,263)	3.49
Balance at December 31, 2014	7,269,500	$1.15
Exercised	(1,746,429)	0.64
Expired	(596,952)	5.59
Balance at December 31, 2015	4,926,119	$0.74

The weighted-average remaining life, by price range, for outstanding warrants at December 31, 2015 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.51-$0.53	2.4	3,811,801	3,811,801
$1.48-$2.05	4.0	1,114,318	1,114,318
Total	2.7	4,926,119	4,926,119